Warranties (Tables)	12 Months Ended
Dec. 31, 2021
Product Warranties Disclosures [Abstract]
Schedule of aggregate product warranty liabilities
	December 31,
	2021	2020
Balance at the beginning of period	$201	$192
Assumed warranty liability from acquisition	226	—
Accruals for warranties issued	151	86
Warranty obligations satisfied during the period	(25)	(77)
Balance at the end of period	$553	$201